091-15777

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 28 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   iShares Enhanced U.S. Large-Cap ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   IELG
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

13005602

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
JUNE 14, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 28 2013

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

June 14, 2013

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

BFOR	Barron's 400 ETF
BNDX	Vanguard Total International Bond ETF
DGRW	WisdomTree U.S. Dividend Growth Fund
ELD	WisdomTree Emerging Markets Local Debt Fund
FEEU	Barclays ETN + FI Enhanced Europe 50 ETN's
FIGY	Barclays ETN + FI Enhanced Global High Yield ETN
FXSG	CurrencyShares Singapore Dollar Trust
GAL	SPDR SSgA Global Allocation ETF
GASL	Direxion Daily Natural Gas Related Bull 3X Shares
GASX	Direxion Daily Natural Gas Related Bear 3X Shares
GCE	Claymore CEF Index-Linked GS Connect ETN
GGOV	ProShares German Sovereign/Sub-Sovereign ETF
GHYG	iShares Global High Yield Corporate Bond Fund
GIVE	AdvisorShares Global Echo ETF
GLCB	WisdomTree Global Corporate Bond Fund
GLDI	Credit Suisse Gold Shares Covered Call ETN
GMMB	Columbia Intermediate Municipal Bond ETF
GMTB	Columbia Core Bond ETF
GNMA	iShares Barclays GNMA Bond Fund
GSAX	ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF

GSC	GS Connect S&P GSCI Enhanced Commodity Total Return Strategy Index-Linked Notes due 2037
GSGO	ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF
GSMA	ALPS/GS Momentum Builder Multi-Asset Index ETF
GSRA	ALPS/GS Risk-Adjusted Return U.S. Large Cap Index ETF
GTIP	iShares Global Inflation-Linked Bond Fund
GYLD	Arrow Dow Jones Global Yield ETF
HDG	ProShares Hedge Replication ETF
HDGE	AdvisorShares Ranger Equity Bear ETF
HECO	Huntington Ecological Strategy ETF
HUSE	Huntington U.S. Equity Rotation Strategy ETF
HVPW	U.S. Equity High Volatility Put Write Index Fund
HYEM	Market Vectors Emerging Markets High Yield Bond ETF
HYHG	ProShares High Yield-Interest Rate Hedged ETF
HYLS	First Trust High Yield Long/Short ETF
HYMB	SPDR Nuveen S&P High Yield Municipal Bond ETF
HYS	PIMCO 0-5 Year High Yield Corporate Bond Index Fund
HYXU	iShares Global ex USD High Yield Corporate Bond Fund
IBCB	iShares 2016 Investment Grade Corporate Bond ETF
IBCC	iShares 2018 Investment Grade Corporate Bond ETF
IBCD	iShares 2020 Investment Grade Corporate Bond ETF
IBCE	iShares 2023 Investment Grade Corporate Bond ETF
IBND	SPDR Barclays Capital International Corporate Bond Fund
IELG	iShares Enhanced U.S. Large-Cap ETF
IESM	iShares Enhanced U.S. Small-Cap ETF
IGOV	iShares S&P/Citigroup International Treasury Bond Fund
IGS	ProShares Short Investment Grade Corporate
IGU	ProShares Ultra Investment Grade Corporate
IHY	Market Vectors International High Yield Bond ETF
ILB	PIMCO Global Advantage Inflation-Linked Bond Strategy Fund
IMLP	iPath S&P MLP ETN
INKM	SPDR SSgA Income Allocation ETF
IQDE	FlexShares International Quality Dividend Defensive Index Fund
IQDF	FlexShares International Quality Dividend Index Fund
IQDY	FlexShares International Quality Dividend Dynamic Index Fund
ISHG	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
ITIP	iShares International Inflation-Linked Bond Fund
JEM	iPath GEMS Index Exchange Traded Notes
JFT	KEYnotes Exchange Traded Notes Linked to the First Trust Enhanced 130/30 Large Cap Index due 5/25/2023
JGBD	PowerShares DB 3x Inverse Japanese Government Bond Futures ETN
JGBS	PowerShares DB Inverse Japanese Government Bond Futures ETN
RLY	SPDR SSgA Multi-Asset Real Return ETF

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

James Ongena
General Counsel

Enclosures